Related Party Transactions - Summary of Related Party Carrying Value of Investments In Advances (Parenthetical) (Detail) - USD ($) $ in Millions	Oct. 18, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 07, 2021
Related Party Transaction [Line Items]
Principal borrowing amount					$ 700.0
SSGT III
Related Party Transaction [Line Items]
Principal borrowing amount		$ 9.5	$ 17.5
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Principal borrowing amount			$ 20.0	$ 38.2
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Principal borrowing amount	$ 8.0